Related party transactions (Details) - USD ($)	Mar. 31, 2019	Sep. 30, 2018
Related Party Transaction [Line Items]
Total	$ 47,381	$ 122,800
Zhengyu Wang
Related Party Transaction [Line Items]
Total	47,232	0
Forasen Group
Related Party Transaction [Line Items]
Total	149	0
FarmNet Limited
Related Party Transaction [Line Items]
Total	$ 0	$ 122,800